ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE H — ACCRUED EXPENSES

Accrued expenses consist of the following:

	March 31, 2024	December 31, 2023
Accrued professional fees	$6,231,205	$245,751
Accrued compensation and related expenses	1,137,944	1,146,435
Due to related party	373,450	178,723
Accrued other	30,790	66,139
Accrued expenses	$7,773,389	$1,637,048

NOTE G – ACCRUED EXPENSES

Accrued expenses consisted of the following at December 31, 2023:

December 31,
2023
Accrued professional fees	$245,751
Accrued compensation and related expenses	1,146,435
Due to related party	178,723
Accrued other	66,139
Accrued expenses	$1,637,048